BENEFIT PLANS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2009	Mar. 31, 2009 Retained Earnings	Mar. 31, 2009 Accumulated Other Comprehensive Income	Mar. 31, 2011 Domestic	Mar. 31, 2011 Domestic Life Insurance Company General Account	Mar. 31, 2011 Domestic Securities (Assets)	Mar. 31, 2011 Domestic Trust Accounts	Mar. 31, 2011 Domestic Cash and Cash Equivalents	Mar. 31, 2011 Foreign	Mar. 31, 2011 Foreign KII	Mar. 31, 2011 Foreign AVX United State	Mar. 31, 2011 Foreign AVX Foreign
Defined Benefit Plan Disclosure [Line Items]
Application of ASC 715 to opening balance	¥ (966)	¥ (522)	¥ (418)
Description of defined benefit payment				At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to receive lifetime pension payments for 50% of their retirement payment and 50% of pension payments for 20 years in maximum.
Plan assets investment classification					60.00%	20.00%	15.00%	5.00%
Estimated future contribution				¥ 8,847					¥ 1,107
Allocation of equity securities for defined benefit plans Lower Limit										70.00%
Allocation of equity securities for defined benefit plans Upper Limit										80.00%
Allocation of debt securities for defined benefit plans Lower Limit										20.00%
Allocation of debt securities for defined benefit plans Upper Limit										30.00%
Allocation of equity for defined benefit plans											40.00%	60.00%
Allocation of fixed income for defined benefit plans											60.00%	40.00%